Share-based Payment Arrangements - Summary of Information About USIE Option Plans (Detail) - USIE option plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	8,349	16,711	25,556
Number of options, forfeited | shares	(7)
Number of options, exercised | shares	(8,342)	(8,362)	(8,845)
Number of options, Ending balance | shares		8,349	16,711
Number of options, exercisable, end of year | shares		8,349	16,711
Weighted average exercise price, Beginning balance | $ / shares	$ 2.3	$ 2.1	$ 2.2
Weighted average exercise price, Options exercised | $ / shares	2.3	2.0	2.2
Weighted average exercise price, Options forfeited | $ / shares	$ 2.9
Weighted average exercise price, Ending balance | $ / shares		2.3	2.1
Weighted average exercise price, Options exercisable, end of year | $ / shares		$ 2.3	$ 2.1